Borrowings (Tables)	12 Months Ended
Jun. 30, 2025
Borrowings
Schedule of borrowings
	Book value		Fair value
	06.30.2025	06.30.2024	06.30.2025	06.30.2024
Non-convertible notes	1,101,673	1,026,693	1,094,559	995,222
Bank loans	208,780	59,609	208,780	59,609
Bank overdrafts	14,435	46,221	14,435	46,221
Others	18,224	14,256	18,224	14,256
Total borrowings	1,343,112	1,146,779	1,335,998	1,115,308

Non-current	807,352	663,070
Current	535,760	483,709
Total	1,343,112	1,146,779

Schedule of maturity of the Group's borrowings
	06.30.2025	06.30.2024

Capital:
Less than one year	510,491	454,899
Between 1 and 2 years	171,963	336,884
Between 2 and 3 years	188,438	186,985
Between 3 and 4 years	8,135	107,956
Between 4 and 5 years	69,604	10,154
More than 5 years	346,421	20,478
	1,295,052	1,117,356
Accrued interest:
Less than one year	25,269	28,810
Between 1 and 2 years	1,353	4
Between 2 and 3 years	17,954	-
Between 3 and 4 years	5	609
Between 4 and 5 years	-	-
More than 5 years	3,479	-
	48,060	29,423
	1,343,112	1,146,779

Schedule of evolution of borrowing
	06.30.2025	06.30.2024
Balance at the beginning of the year	1,146,779	1,357,396
Borrowings	871,196	456,477
Payment of borrowings	(584,461)	(445,457)
(Payment) / collection of short term loans, net	(11,201)	45,380
Incorporation by business combination (i)	6,644	-
Interests paid	(95,356)	(178,537)
Accrued interests	85,359	198,268
Currency translation adjustment and exchange differences, net	102,213	300,346
Inflation adjustment	(177,378)	(589,079)
Reclassifications and other movements	(683)	1,985
Balance at the end of the year	1,343,112	1,146,779

Schedule of borrowing by type of fixed-rate and floating-rate
	06.30.2025
	Argentine Peso	Brazilian Reais	Uruguayan Peso	Total
Fixed rate:
Argentine Peso	25,231	-	-	25,231
Brazilian Reais	-	61,441	-	61,441
US Dollar	1,115,445	27,649	1,680	1,144,774
Subtotal fixed-rate borrowings	1,140,676	89,090	1,680	1,231,446
Floating rate:
Brazilian Reais	-	111,275	-	111,275
US Dollar	391	-	-	391
Subtotal floating rate borrowings	391	111,275	-	111,666
Total borrowings	1,141,067	200,365	1,680	1,343,112

	06.30.2024
	Argentine Peso	Brazilian Reais	Uruguayan Peso	Total
Fixed rate:
Argentine Peso	54,174	-	-	54,174
Brazilian Reais	-	42,425	-	42,425
US Dollar	819,175	1,818	5,289	826,282
Subtotal fixed-rate borrowings	873,349	44,243	5,289	922,881
Floating rate:
Argentine Peso	103,660	-	-	103,660
Brazilian Reais	-	120,238	-	120,238
Subtotal floating rate borrowings	103,660	120,238	-	223,898
Total borrowings	977,009	164,481	5,289	1,146,779

Schedule of debt issuances of the group's borrowings
Entity	Class	Issuance / expansion date	Amount in original currency	Maturity date	Interest rate	Principal payment	Interest payment
CRESUD	Series XLIII	jan-24	ARS 19,886.02	1/17/2025	Badlar + 0.00%	At expiration	Quarterly
CRESUD	Series XLIV	jan-24	USD 39.77	1/17/2027	6.00%	At expiration	Semi-annually
CRESUD	Series XLV	apr-24	USD 10.20	8/22/2026	6.00%	At expiration	Semi-annually and last one quarterly
CRESUD	Series XLVI	jul-24	USD 28.55	7/18/2027	1.50%	At expiration	Semi-annually
CRESUD	Series XLVII	nov-24	USD 64.42	11/15/2028	7.00%	At expiration	Semi-annually
IRSA	Series XVIII	feb-24	USD 21.41	2/28/2027	7.00%	At expiration	Semi-annually
IRSA	Series XIX	feb-24	ARS 26,203.85	2/28/2025	Badlar + 0.99%	At expiration	Quarterly
IRSA	Series XX	jun-24	USD 23.02	6/10/2026	6.00%	At expiration	Semi-annually
IRSA	Series XXI	jun-24	ARS 17,012.71	6/10/2025	Badlar + 4.50%	At expiration	Quarterly
IRSA	Series XXII	oct-24	USD 15.80	10/23/2027	5.75%	At expiration	Semi-annually
IRSA	Series XXIII	oct-24	USD 51.47	10/23/2029	7.25%	At expiration	Semi-annually
IRSA	Series XXIV	mar-25	USD 300.45	3/31/2035	8.00%	33% march-33 - 33% march-34 y 34% march-35	Semi-annually